Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Balance beginning	$ 42,870
Impairment loss	1,983	$ 859	$ 135
Effect of foreign currency exchange rate changes	1,182	(269)
Balance ending	30,312	42,870
Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	80,635	57,756
Additions	719	2,542
Additions from internal developments	4,916	9,920
Derecognition of assets	(5,730)	(69)
Effect of foreign currency exchange rate changes	(8,728)	11,437
Reclassifications and others	(138)	(951)
Balance ending	71,674	80,635	57,756
Accumulated amortization and impairment losses [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	37,765	25,577
Amortization expense	6,709	6,243
Derecognition of assets	(511)	(13)
Impairment loss	1,983	859
Effect of foreign currency exchange rate changes	(4,577)	5,099
Reclassifications and others	(7)
Balance ending	41,362	37,765	25,577
Trademarks and sanitary records [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	10,023
Balance ending	6,424	10,023
Trademarks and sanitary records [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	18,158	15,368
Additions	24	1,724
Additions from internal developments
Derecognition of assets	(650)	(18)
Effect of foreign currency exchange rate changes	(1,203)	1,791
Reclassifications and others		(707)
Balance ending	16,329	18,158	15,368
Trademarks and sanitary records [Member] | Accumulated amortization and impairment losses [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	8,135	5,008
Amortization expense	1,390	1,686
Derecognition of assets	(617)	(13)
Impairment loss	1,983	521
Effect of foreign currency exchange rate changes	(845)	933
Reclassifications and others	(141)
Balance ending	9,905	8,135	5,008
Licenses, customers and agreements [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	3,513
Balance ending	2,587	3,513
Licenses, customers and agreements [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	18,570	15,241
Additions	695	818
Additions from internal developments
Derecognition of assets
Effect of foreign currency exchange rate changes	(1,737)	2,229
Reclassifications and others	79	282
Balance ending	17,607	18,570	15,241
Licenses, customers and agreements [Member] | Accumulated amortization and impairment losses [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	15,057	12,328
Amortization expense	985	1,032
Derecognition of assets	155
Impairment loss		11
Effect of foreign currency exchange rate changes	(1,286)	1,686
Reclassifications and others	109
Balance ending	15,020	15,057	12,328
Product development [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	29,334
Balance ending	21,301	29,334
Product development [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	43,907	27,147
Additions
Additions from internal developments	4,916	9,920
Derecognition of assets	(5,080)	(51)
Effect of foreign currency exchange rate changes	(5,788)	7,417
Reclassifications and others	(217)	(526)
Balance ending	37,738	43,907	27,147
Product development [Member] | Accumulated amortization and impairment losses [Member]
Schedule of Intangible Assets [Line Items]
Balance beginning	14,573	8,241
Amortization expense	4,334	3,525
Derecognition of assets	(49)
Impairment loss		327
Effect of foreign currency exchange rate changes	(2,446)	2,480
Reclassifications and others	25
Balance ending	$ 16,437	$ 14,573	$ 8,241